PENSION PLANS AND RETIREE BENEFITS (Schedule of Collective Investment Mixes for Plan Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan investment	$ 2,159.2
Net payable	(0.1)
Fair value of Plan Assets	$ 2,159.1
Percentage of Plan Assets	100.00%
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 1,165.7
Percentage of Plan Assets	54.00%
Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 8.0
Percentage of Plan Assets	0.40%
Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 5.8
Percentage of Plan Assets	0.30%
Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 275.3
Percentage of Plan Assets	12.80%
Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 855.6
Percentage of Plan Assets	39.60%
Real Estate [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 0.8
Derivative [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 9.3
Percentage of Plan Assets	0.40%
Defined Benefit Plan, Other [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 10.9
Percentage of Plan Assets	0.50%
Level 1 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 391.2
Level 1 [Member] | Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	8.0
Level 1 [Member] | Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	5.8
Level 1 [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	272.7
Level 1 [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	104.7
Level 2 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	774.5
Level 2 [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	2.6
Level 2 [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	750.9
Level 2 [Member] | Derivative [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	9.3
Level 2 [Member] | Defined Benefit Plan, Other [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	11.7
Fair Value Measured at NAV [Member] | Commingled Funds And Pooled Separate Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 945.3
Percentage of Plan Assets	43.80%
Fair Value Measured at NAV [Member] | Private Equity/Limited Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 48.2
Percentage of Plan Assets	2.20%
Canada [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 13.8
Percentage of Plan Assets	100.00%
Canada [Member] | Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 1.7
Percentage of Plan Assets	12.30%
Canada [Member] | Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 3.7
Percentage of Plan Assets	26.80%
Canada [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 2.1
Percentage of Plan Assets	15.20%
Canada [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 5.5
Percentage of Plan Assets	39.90%
Canada [Member] | Real Estate [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 0.8
Percentage of Plan Assets	5.80%
Canada [Member] | Level 1 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 13.0
Canada [Member] | Level 1 [Member] | Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	1.7
Canada [Member] | Level 1 [Member] | Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	3.7
Canada [Member] | Level 1 [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	2.1
Canada [Member] | Level 1 [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	5.5
Canada [Member] | Level 2 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	0.8
Canada [Member] | Level 2 [Member] | Real Estate [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	0.8
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan investment	2,145.4
Fair value of Plan Assets	$ 2,145.3
Percentage of Plan Assets	100.00%
United States [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 1,151.9
Percentage of Plan Assets	53.60%
United States [Member] | Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 6.3
Percentage of Plan Assets	0.30%
United States [Member] | Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 2.1
Percentage of Plan Assets	0.10%
United States [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 273.2
Percentage of Plan Assets	12.70%
United States [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 850.1
Percentage of Plan Assets	39.60%
United States [Member] | Derivative [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 9.3
Percentage of Plan Assets	0.40%
United States [Member] | Defined Benefit Plan, Other [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 10.9
Percentage of Plan Assets	0.50%
United States [Member] | Level 1 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 378.2
United States [Member] | Level 1 [Member] | Cash and Short-Term Equivalents [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	6.3
United States [Member] | Level 1 [Member] | Equities [Member] | Domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	2.1
United States [Member] | Level 1 [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	270.6
United States [Member] | Level 1 [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	99.2
United States [Member] | Level 2 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	773.7
United States [Member] | Level 2 [Member] | Equities [Member] | Foreign [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	2.6
United States [Member] | Level 2 [Member] | Fixed Income [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	750.9
United States [Member] | Level 2 [Member] | Derivative [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	9.3
United States [Member] | Level 2 [Member] | Defined Benefit Plan, Other [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	10.9
United States [Member] | Fair Value Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Net payable	(0.1)
United States [Member] | Fair Value Measured at NAV [Member] | Commingled Funds And Pooled Separate Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 945.3
Percentage of Plan Assets	44.20%
United States [Member] | Fair Value Measured at NAV [Member] | Private Equity/Limited Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 48.2
Percentage of Plan Assets	2.20%
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 1,367.9	$ 363.9	$ 328.4
Defined Benefit Plans [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	13.8	115.2	101.5
Defined Benefit Plans [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 1,354.1	248.7	226.9
Defined Benefit Plans [Member] | WGL Holdings [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	1.00%
Defined Benefit Plans [Member] | WGL Holdings [Member] | United States [Member] | Commingled Funds And Pooled Separate Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	89.00%
Defined Benefit Plans [Member] | WGL Holdings [Member] | United States [Member] | Income Producing Properties [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	10.00%
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 791.2	78.9	74.0
Post-Retirement Benefits [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets		8.1	6.8
Post-Retirement Benefits [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of Plan Assets	$ 791.2	$ 70.8	$ 67.2
Post-Retirement Benefits [Member] | WGL Holdings [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	26.00%
Post-Retirement Benefits [Member] | WGL Holdings [Member] | United States [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	20.00%
Post-Retirement Benefits [Member] | WGL Holdings [Member] | United States [Member] | Common Stock, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	54.00%